Trade receivables and other current assets	6 Months Ended
Jun. 30, 2022
Subclassifications of assets, liabilities and equities [abstract]
Trade receivables and other current assets	Trade receivables and other current assets
8.1 TRADE RECEIVABLES

As of June 30, 2022, trade receivables mainly relate to invoices issued to LianBio in connection with the clinical supply agreement signed with Nanobiotix S.A. in May 2022 (Please see Note 4.2 LianBio for more details).

	As of
(in thousands of euros)	June 30, 2022	December 31, 2021
Trade receivables	238	—
Trade receivables	238	—
8.2 OTHER CURRENT ASSETS

Other current assets break down as follows:

	As of
(in thousands of euros)	June 30, 2022	December 31, 2021
Research tax credit receivable	3,328	2,490
VAT receivable	1,183	1,058
Prepaid expenses	1,425	2,213
Other receivables	3,665	3,378
Other current assets	9,601	9,139

As of June 30, 2022, €1.4 million prepaid expenses mainly relate to research agreements with MD Anderson for €0.5 million as compared to €1.0 million as of December 31, 2021 (see Note 4.4 Collaboration agreement with MD Anderson), €0.2 million related to invoices received for third party services beyond the closing period and €0.1 million related to purchases of clinical product not yet consumed as of closing date.
Other prepaid expenses are mainly related to IT, insurance and other invoices related to annual administrative contracts.

Other receivables are mainly comprised of advances paid to suppliers amounting of €3.0 million as of June 30, 2022, stable compared December 31, 2021. This amount is mainly related to advance payments to ICON for €1.8 million, and Imaging EndPoints for €0.6 million in connection with the execution of the 312 study.

Research tax credit

The Company is eligible for the Research Tax Credit - CIR (Crédit d’Impôt Recherche) issued by the French tax authorities.

The change in research tax credit receivables breaks down as follows:

(in thousands of euros)
Receivable as of December 31, 2021	2,490
2022 research tax credit – Nanobiotix S.A. (1)	943
2022 research tax credit – Curadigm S.A. (1)	110
Refund of 2021 research tax credit	(215)
Receivable as of June 30, 2022	3,328

(1) See Note 15 Revenue and other income.